Financial Risk Management and Fair Values of Financial Instruments - Remaining Contractual Maturities of Non-derivative Financial Liabilities Based on Contractual Undiscounted Cash Flows (Detail) - CNY (¥)
¥ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	¥ 124,236	¥ 101,005
Lease liabilities, Contractual undiscounted cash outflow	109,258	119,160
Trade and other payables and accrued charges, Contractual undiscounted cash outflow	22,290	20,097
Long-term payables, Contractual undiscounted cash outflow	558	318
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	256,342	240,580
Borrowings, Carrying amount	119,780	96,267
Lease liabilities, Carrying amount	94,762	102,749
Trade and other payables and accrued charges, Carrying amount	22,290	20,097
Long term payables, Carrying amount	531	291
Non-derivative financial liabilities, Total carrying amount	237,363	219,404
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	87,336	59,167
Lease liabilities, Contractual undiscounted cash outflow	25,641	25,331
Trade and other payables and accrued charges, Contractual undiscounted cash outflow	22,290	20,097
Long-term payables, Contractual undiscounted cash outflow	256	111
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	135,523	104,706
Borrowings, Carrying amount	85,336	57,913
After 1 year but within 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	14,978	19,428
Lease liabilities, Contractual undiscounted cash outflow	20,584	22,764
Trade and other payables and accrued charges, Contractual undiscounted cash outflow	0	0
Long-term payables, Contractual undiscounted cash outflow	198	111
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	35,760	42,303
Borrowings, Carrying amount	14,167	18,611
After 2 years but within 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	18,850	18,824
Lease liabilities, Contractual undiscounted cash outflow	42,010	45,142
Trade and other payables and accrued charges, Contractual undiscounted cash outflow	0	0
Long-term payables, Contractual undiscounted cash outflow	104	96
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	60,964	64,062
Borrowings, Carrying amount	17,599	16,747
After 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	3,072	3,586
Lease liabilities, Contractual undiscounted cash outflow	21,023	25,923
Trade and other payables and accrued charges, Contractual undiscounted cash outflow	0	0
Long-term payables, Contractual undiscounted cash outflow	0	0
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	24,095	29,509
Borrowings, Carrying amount	¥ 2,678	¥ 2,996